Share-based Compensation - Schedule of Key Weighted Average Assumptions for 2021 Grants (Details) - Options	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	64.90%	63.50%
Risk-free rate	0.90%	0.50%
Expected term in years	5 years 10 months 20 days	6 years
Dividend yield	0.00%	0.00%